COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
Disclosure of Commitments and Contingencies [Abstract]
Disclosure of commitments and contingent liabilities [text block]
NOTE 27 – COMMITMENTS AND CONTINGENCIES

Credit Commitments

As part of our operations, Grupo Aval grants guarantees and letters of credit to its customers wherein Grupo Aval financial subsidiaries are irrevocably committed to make payments to third parties when customers do not comply with their obligations with such third parties, these products have the same policies for approval of disbursements of loans regarding client’ credit risk and guarantees required according to the circumstances of each client.

The commitments for credit extension represent unused portions of authorizations to grant loans, use of credit cards, overdraft quotas and letters of credit. With respect to credit risk over commitments to extend credit lines, Grupo Aval is potentially exposed to losses in an amount equal to the total amount of unused commitments, if the unused amount were to be withdrawn in whole. However, the amount of the loss is less that the total amount of commitments unused, since most commitments to extend credits are contingent once the customer maintains the specific of credit risk standards.

Grupo Aval monitors maturity terms of commitments regarding credit quotas, because long-term commitments have a higher credit risk than short-term commitments.

Pending unused credit lines and guarantees do not necessarily represent future cash out flows, because such quotas may expire and not be used whole or in part.

Following is the detail of the guarantees, letters of credit and credit commitments on non-used credit lines as of December 31, 2017 and 2016.

Commitments in unused lines of credit

	December 31, 2017				December 31, 2016
	Notional Amount		Fair Value		Notional Amount		Fair Value
Guarantees	Ps.	3,495,921	Ps.	58,936	Ps.	3,510,546	Ps.	61,030
Unused letters of credit		1,177,697		10,314		1,084,589		4,569
Unused limits of overdrafts		75,225		-		128,621		-
Unused credit card limits		18,025,620		-		17,383,743		-
Other		4,448,775		-		5,480,222		-
Total	Ps.	27,223,238	Ps.	69,250	Ps.	27,587,721	Ps.	65,599

Following is the detail of the credit commitments by type of currency:

	December 31, 2017		December 31, 2016
Colombian Pesos	Ps.	10,271,676	Ps.	13,608,215
U.S. dollars		16,589,399		13,626,359
Euro		85,887		37,263
Other		276,276		315,884
Total	Ps.	27,223,238	Ps.	27,587,721

Capital Expenses Commitments

As of December 31, 2017 and 2016, Grupo Aval had contractual disbursement commitments of capital expenditures for Ps.110,681 and Ps. 62,885, respectively.

Operating Lease Commitments

During the development of its operations, Grupo Aval executes contracts in order to receive property, plant and equipment in operating leasing, as well as certain intangibles; following is the detail of rent payment commitments of operating leasing in the forthcoming years:

	December 31, 2017		December 31, 2016
Up to one year	Ps.	246,373	Ps.	200,796
Greater than one year and up to five years		526,557		544,148
More than five years		233,239		309,696
Total	Ps.	1,006,169	Ps.	1,054,640

Contingencies

As of December 31, 2017 and 2016, Grupo was party to administrative and legal proceedings as defendant; the claims of the proceedings were assessed based on analyses and opinions of responsible lawyers. The following legal contingencies were determined:

Labor Proceedings

As of December 31, 2017 and 2016, labor complaints had been recognized for Ps. 105,748 and Ps. 30,358 respectively. Historically, the majority of these proceedings have been resolved in favor of Grupo Aval.

Civil Proceedings

As of December 31, 2017 and 2016, the result of the assessment of the claims of legal proceedings for civil suits, not including those with remote probability, reached an amount of Ps. 453,592 and Ps. 432,334 respectively.

Administrative Proceedings and Other Proceedings

Claims derived from administrative and judicial tax proceedings, filed by national and local tax authorities may establish, in some cases, sanctions in which Grupo Aval and its affiliates may incur as a result of: (i) the performance of their duty as a collector of national and local taxes, and/or (ii) a higher value in their obligations as taxpayers. As of December 31, 2017 and 2016, the amount of the claims reached the sum of Ps. 81,117 and Ps. 42,723 respectively.